COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2025	$ 7,976
Fiscal Year 2026	0
Fiscal Year 2027 and thereafter	0
Total	$ 7,976